JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 0.7%
Woodward, Inc.	455	44,324
Automobile Components — 1.0%
LCI Industries	572	62,858
Automobiles — 0.2%
Thor Industries, Inc. (a)	167	13,324
Banks — 6.4%
BankUnited, Inc.	1,635	36,921
Commerce Bancshares, Inc.	721	42,044
Cullen/Frost Bankers, Inc.	458	48,204
First Financial Bancorp	2,358	51,332
First Hawaiian, Inc.	2,059	42,486
First Interstate BancSystem, Inc., Class A	1,695	50,624
ServisFirst Bancshares, Inc.	933	50,974
Wintrust Financial Corp.	877	63,990
		386,575
Beverages — 1.2%
Primo Water Corp.	4,794	73,589
Building Products — 2.9%
AZEK Co., Inc. (The) * (a)	1,819	42,820
Hayward Holdings, Inc. * (a)	4,980	58,360
Simpson Manufacturing Co., Inc.	665	72,933
		174,113
Capital Markets — 5.9%
AssetMark Financial Holdings, Inc. *	1,643	51,673
Evercore, Inc., Class A	585	67,452
Focus Financial Partners, Inc., Class A *	1,131	58,655
Moelis & Co., Class A	1,350	51,887
Morningstar, Inc.	305	61,941
StepStone Group, Inc., Class A	2,598	63,062
		354,670
Chemicals — 3.7%
Axalta Coating Systems Ltd. *	1,221	36,990
Diversey Holdings Ltd. *	2,414	19,533
Perimeter Solutions SA * (a)	4,829	39,019
Quaker Chemical Corp.	393	77,701
Valvoline, Inc.	1,470	51,354
		224,597
Commercial Services & Supplies — 8.3%
Brady Corp., Class A	1,151	61,846
Casella Waste Systems, Inc., Class A *	903	74,631
Driven Brands Holdings, Inc. *	2,660	80,636
MSA Safety, Inc.	693	92,517
Ritchie Bros Auctioneers, Inc. (Canada) (a)	1,249	70,319

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Stericycle, Inc. * (a)	1,406	61,315
UniFirst Corp.	309	54,367
		495,631
Construction & Engineering — 1.7%
WillScot Mobile Mini Holdings Corp. *	2,117	99,245
Consumer Staples Distribution & Retail — 3.5%
BJ's Wholesale Club Holdings, Inc. *	1,023	77,802
Casey's General Stores, Inc.	237	51,288
Performance Food Group Co. *	1,378	83,146
		212,236
Containers & Packaging — 1.5%
AptarGroup, Inc.	760	89,852
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc. *	1,009	77,645
Electric Utilities — 1.3%
Portland General Electric Co.	1,564	76,460
Electrical Equipment — 0.6%
Generac Holdings, Inc. *	323	34,882
Electronic Equipment, Instruments & Components — 2.6%
Badger Meter, Inc.	507	61,738
nLight, Inc. *	2,188	22,280
Novanta, Inc. *	463	73,597
		157,615
Financial Services — 1.4%
WEX, Inc. *	448	82,419
Food Products — 1.7%
Freshpet, Inc. * (a)	710	46,983
Utz Brands, Inc. (a)	3,373	55,562
		102,545
Ground Transportation — 2.2%
Knight-Swift Transportation Holdings, Inc.	941	53,232
Landstar System, Inc.	366	65,620
Lyft, Inc., Class A *	1,608	14,906
		133,758
Health Care Equipment & Supplies — 3.9%
Envista Holdings Corp. * (a)	1,474	60,261
ICU Medical, Inc. *	462	76,157
Neogen Corp. *	2,201	40,758
QuidelOrtho Corp. *	669	59,597
		236,773
Health Care Providers & Services — 5.4%
Agiliti, Inc. * (a)	3,428	54,773

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Chemed Corp.	133	71,651
Encompass Health Corp.	1,527	82,591
HealthEquity, Inc. *	1,224	71,868
Progyny, Inc. *	1,317	42,310
		323,193
Health Care Technology — 1.4%
Certara, Inc. *	2,181	52,577
Definitive Healthcare Corp. * (a)	3,047	31,481
		84,058
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	718	64,417
Hotels, Restaurants & Leisure — 3.0%
Monarch Casino & Resort, Inc.	505	37,448
Planet Fitness, Inc., Class A *	920	71,481
Wendy's Co. (The)	3,293	71,708
		180,637
Industrial REITs — 1.3%
EastGroup Properties, Inc.	473	78,235
Insurance — 2.3%
Kinsale Capital Group, Inc.	224	67,157
RLI Corp.	528	70,228
		137,385
Leisure Products — 2.3%
Acushnet Holdings Corp. (a)	1,093	55,682
Brunswick Corp.	1,001	82,106
		137,788
Life Sciences Tools & Services — 1.5%
Azenta, Inc. *	1,000	44,616
Syneos Health, Inc. *	1,189	42,347
		86,963
Machinery — 5.7%
Douglas Dynamics, Inc.	996	31,758
Gates Industrial Corp. plc *	3,076	42,729
Hillman Solutions Corp. *	6,341	53,391
Lincoln Electric Holdings, Inc. (a)	462	78,129
RBC Bearings, Inc. *	339	78,813
Toro Co. (The)	504	56,094
		340,914
Multi-Utilities — 1.1%
NorthWestern Corp.	1,168	67,586
Oil, Gas & Consumable Fuels — 0.7%
DT Midstream, Inc.	843	41,625

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — 0.6%
Alaska Air Group, Inc. *	926	38,852
Professional Services — 1.4%
First Advantage Corp. *	3,819	53,317
Verra Mobility Corp. *	1,637	27,699
		81,016
Real Estate Management & Development — 0.9%
Cushman & Wakefield plc *	4,846	51,077
Retail REITs — 0.9%
National Retail Properties, Inc.	1,208	53,335
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc. (Japan) *	1,104	52,966
MACOM Technology Solutions Holdings, Inc. *	1,155	81,851
Power Integrations, Inc.	1,023	86,569
		221,386
Software — 5.8%
Clearwater Analytics Holdings, Inc., Class A * (a)	3,426	54,676
Envestnet, Inc. *	933	54,776
Guidewire Software, Inc. *	715	58,699
nCino, Inc. * (a)	1,525	37,782
Paycor HCM, Inc. * (a)	2,141	56,773
Q2 Holdings, Inc. *	1,349	33,205
Workiva, Inc. *	484	49,560
		345,471
Specialized REITs — 2.1%
CubeSmart	1,470	67,932
Outfront Media, Inc.	3,448	55,971
		123,903
Specialty Retail — 1.1%
Leslie's, Inc. * (a)	4,322	47,585
National Vision Holdings, Inc. *	1,032	19,450
		67,035
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc. (a)	579	41,600
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	483	68,640
Xometry, Inc., Class A * (a)	613	9,174
		77,814
Total Common Stocks (Cost $4,568,458)		5,777,401
Short-Term Investments — 7.6%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $257,016)	256,939	257,016

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 3.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	178,045	178,081
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	21,844	21,844
Total Investment of Cash Collateral from Securities Loaned (Cost $199,957)		199,925
Total Short-Term Investments (Cost $456,973)		456,941
Total Investments — 103.9% (Cost $5,025,431)		6,234,342
Liabilities in Excess of Other Assets — (3.9)%		(233,872)
NET ASSETS — 100.0%		6,000,470

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $200,402.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,234,342	$—	$—	$6,234,342

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$189,446	$1,043,574	$976,018	$35	$(21)	$257,016	256,939	$5,381	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	159,955	811,000	792,999	154	(29)	178,081	178,045	4,943	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	18,662	321,397	318,215	—	—	21,844	21,844	618	—
Total	$368,063	$2,175,971	$2,087,232	$189	$(50)	$456,941		$10,942	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.